Brendan Beasley
Direct Dial: 312-876-6583
brendan.beasley@lw.com
Sears Tower, Suite 5800
233 S. Wacker Dr.
Chicago, Illinois 60606
Tel: (312) 876-7700    Fax: (312) 993-9767
www.lw.com
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File No. 017946-0126

May 5, 2006
Securities and Exchange Commission
100 F Street, N.E.
Mailstop 3561
Washington, D.C. 20549

Attention:	Sara Dunton Susan Min

Re:	Discover Card Master Trust I Registration Statement on Form S-3 File No. 333-131898
Ladies and Gentlemen:
          On behalf of Discover Bank (formerly Greenwood Trust Company), a Delaware banking corporation (“Discover Bank”), and Discover Card Master Trust I (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended, Amendment No. 3 (the “Amendment”) to Discover Bank’s and the Trust’s Registration Statement on Form S-3 (the “Registration Statement”).
          If you have any questions regarding the enclosed Amendment No. 3 or need additional information, please do not hesitate to contact me at (312) 876-6583, Dominic K. L. Yoong at (213) 891-8704 or Cathy A. Birkeland at (312) 876-7681.

Very truly yours,
/s/ Brendan Beasley

Brendan Beasley of LATHAM & WATKINS LLP

Enclosures

cc:	Michael F. Rickert Larry Mallinger, Esq